Investments	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Investments
4.	INVESTMENTS
Short-term Investments
As of December 31, 2021 and 2022, the Group’s short-term investments comprised of only debt securities. Short-term held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those securities to maturity. The short-term available-for-sale
securities include wealth management products issued by commercial banks and other financial institutions which are not classified as trading securities or as held-to-maturity
securities.
During the years ended December 31, 2020, 2021 and 2022, the Group recorded interest income from its short-term investments of
RMB4.7 billion, RMB4.5 billion and RMB4.5 billion (US$647 million) in the consolidated statements of comprehensive income, respectively.

Short-term investments classification as of December 31, 2021 and 2022 were shown as below:

	As of December 31, 2021
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	140,686	898	—	—	—	141,584
Available-for-sale debt investments	2,547	—	—	10	—	2,557

	As of December 31, 2022
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	119,984	631	(151)	—	—	120,464	17,466
Available-for-sale debt investments	847	—	—	8	—	855	124
Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	16,375	12,100	1,754
Equity investments without readily determinable fair value using the NAV practical expedient	957	945	137
Equity investments without readily determinable fair value using the measurement alternative	10,788	9,249	1,341
Available-for-sale debt investments	2,262	2,447	355
Equity method investments	24,808	25,940	3,761
Investments accounted for at fair value	4,228	4,616	669

Total long-term investments	59,418	55,297	8,017

Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.

Equity investments without readily determinable fair value
The Group accounted for private equity funds of which the Group does not have the ability to exercise significant influence using the NAV practical expedient in accordance with ASC 820. For equity investments without readily determinable fair value and do not qualify for the NAV practical expedient, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any in accordance with ASC 321. Impairment charges recognized on equity investments without readily determinable fair value were
RMB
2,310 million, RMB4,259 million and RMB2,456 million (US$356 million) for the years ended December 31, 2020, 2021 and 2022, respectively.
The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2021 and 2022 were as follows:

	As of December 31, 2021	As of December 31, 2022	As of December 31, 2022
	RMB	RMB	US$
	(In millions)
Initial cost basis	13,016	13,741	1,992
Cumulative unrealized gains	3,910	4,026	584
Cumulative unrealized losses (including impairment)	(6,138)	(8,518)	(1,235)

Total carrying value	10,788	9,249	1,341

Total unrealized and realized gains and losses of equity securities without readily determinable fair values that do not qualify for the
NAV practical expedient for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	4,396	1,062	218	32
Gross unrealized losses (including impairment) (i)	(2,679)	(4,424)	(2,418)	(351)

Net unrealized gains (losses) on equity securities held	1,717	(3,362)	(2,200)	(319)
Net realized gains on equity securities sold	266	—	90	13

Total net gains (losses) recognized	1,983	(3,362)	(2,110)	(306)

(i)	Gross unrealized losses (downward adjustments excluding impairment) were RMB378 million, RMB165 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.
Equity method investments
The carrying amount of the Group’s equity method investments were
RMB24.8 billion and RMB25.9 billion (US$3.8 billion) as of December 31, 2021 and 2022, respectively. For the years ended December 31, 2020, 2021 and 2022, the impairment recognized for equity method investments were RMB297 million, RMB57 million and RMB569 million (US$82 million), respectively.

Equity Investment in Trip.com International, Ltd. (“Trip”) (formally known as Ctrip)
As of December 31, 2018, the Group held approximately
19%
of Trip’s outstanding shares. The Group was considered to have significant influence over Trip and accounts for such investment as an equity method investment in accordance with ASC 323.
During 2019, the market value of Trip had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Group concluded that the decline in market value of the investment in Trip was other-than-temporary as of September 30, 2019 and an impairment charge of
RMB8.9
billion was recorded in the third quarter of 2019. The Group made a corresponding
RMB8.9
billion downward adjustment to the equity method goodwill arising from its acquisition of the Trip investment.
In October 2019, the Group disposed an aggregate of
36 million American Depositary Shares of Trip for cash consideration of US$988 million and recognized a disposal loss of RMB43 million in the year ended December 31, 2019.
After the partial disposal of the investment in Trip, the Group held approximately

12
%
equity interest in Trip, and the Group can actively participate in the operating and financing policies of Trip through its two

seats on Trip’s board of directors with a total of

nine

members. Accordingly, the Group continues to have significant influence over Trip and accounts for its remaining investment as an equity method investment in accordance with ASC 323. As of December 31, 2022, the Group’s investments in Trip had a fair value of

RMB
16.4
 billion (US$
2.4

billion), based on the closing share price.
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Current assets	76,596	67,045	9,422
Non-current assets	124,268	127,253	17,883
Current liabilities	73,517	61,708	8,672
Non-current liabilities	16,418	21,647	3,042
Noncontrolling interests	924	713	100

	For the twelve months ended September 30, (i)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	21,704	20,313	19,706	2,769
Gross profit	16,838	15,916	15,261	2,145
Loss from operations	(827)	(723)	(376)	(53)
Net (loss) income	(2,236)	1,198	(1,596)	(224)
Net (loss) income attributable to Trip	(2,243)	1,288	(1,488)	(209)

(i)	The Group adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
Equity Investment in Jidu Auto Inc. (“Jidu”)
In January 2021, the Group entered into an agreement with Zhejiang Geely Holding Group (“Geely”) to established Jidu to produce intelligent electric vehicles. In 2022, the Group purchased the ordinary shares with amount of US$371 million including common stock of US$171 million and in-substance common stock of US$200 million, and preferred shares with amount of US$193 million. After which, the Group holds an equity interest of
52.30% as of December 31, 2022.
However, considering the substantive participating rights held by Geely, the Group accounts for its investment of the ordinary shares as an equity method investment in accordance with ASC 323. Furthermore, the Group accounts for its investment of the preferred shares as an equity investment without a readily determinable fair value in accordance with ASC 321.
Disposal of financial services business
After finishing a series of legal restructuring and recapitalization of the financial services business (“Du Xiaoman”), the Group retained

41
%
of Du Xiaoman’s shares on a fully diluted basis, and accounted for it as an equity method investment in accordance with ASC 323, as the Group retained significant influence over Du Xiaoman. The carrying amount of the Du Xiaoman investment in excess of the Group’s proportionate interest in Du Xiaoman was recognized as equity method goodwill of
 RMB
3.5
 b
illion, intangible assets of RMB
851

m
illion and related deferred tax liabilities of RMB
213

m
illion.
As of December 31, 2021 and 2022, in addition to the aforementioned equity method investments, the Group held other equity method investments through its subsidiaries or VIEs and over which had significant influence.
For the year ended December 31, 2022, equity method investments excluding Trip held by the Group in aggregate have met the significance criteria as defined under
Rule 4-08(g) of
Regulation S-X.
Financial information for the Group’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30, (i)
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Current assets	125,266	163,889	23,031
Non-current assets	18,512	19,781	2,780
Current liabilities	90,744	117,811	16,556
Non-current liabilities	9,218	15,750	2,213
Noncontrolling interests	1,662	1,721	242

	For the twelve months ended September 30, (i)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	13,981	21,380	22,417	3,150
Gross profit	5,083	7,624	8,664	1,218
(Loss) income from operations	(1,282)	1,238	993	140
Net (loss) income	(832)	2,065	304	43
Net (loss) income attributable to the investees	(891)	2,040	249	35

(i)	The Group adopted a one-quarter lag in reporting its share of (loss) income in majority of its equity investees.

Investments accounted for at fair value
Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC
946-320.
These investments are carried at fair value with realized or unrealized gains and losses recorded in “Others, net” in the consolidated statements of comprehensive income.
The methodology used in the determination of fair values for held-to-maturity
debt investments,
available-for-sale
debt investments, equity investments with readily determinable fair values and other investment securities accounted for at fair value are disclosed in Note 26.
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2021 and 2022 are shown as below:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	15,046	6,046	(4,717)	16,375
Available-for-sale debt investments	2,820	216	(774)	2,262
Investments accounted for at fair value	1,974	2,653	(399)	4,228

	As of December 31, 2022
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	15,835	2,731	(6,466)	12,100	1,754
Available-for-sale debt investments	3,735	283	(1,571)	2,447	355
Investments accounted for at fair value	2,331	2,855	(570)	4,616	669
Available-for-sale
debt investments
Available-for-sale
debt investments are convertible debt instruments issued by private companies and an investment in preferred shares that are redeemable at the Group’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Group’s option have no contractual maturity date.
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 5 years	1,685	1,581	229
Not due at a single maturity date	577	866	126

Total	2,262	2,447	355